ADVANCES TO SUPPLIERS (Details Narrative) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Advances To Suppliers
Prepaid supplies	$ 143,421	$ 162,969	$ 155,686